Cash and Cash Equivalents: (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents Detailsabstract [Abstract]
Bank deposits	$ 31,499,893	$ 47,588,968
Short term investments	30,322,244	100,057,385
Total	$ 61,822,137	$ 147,646,353